Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 32,402		¥ 40,018
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	21,070		24,659
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	9,082		12,722
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,574		2,586
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	676		51
AAA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,233		2,491
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,125		2,400
AAA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	86		14
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	22		77
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,354		2,200
AA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,331		1,594
AA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	23		589
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			17
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	10,065		12,332
A Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	5,232		5,945
A Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,445		6,360
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1		9
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	387		18
BBB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	10,441		11,851
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	7,362		8,208
BBB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,884		3,516
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			127
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	195
BB Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,670		6,259
BB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,231		4,073
BB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,341		1,910
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4		243
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	94		33
Other Rating [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,639	[1]	4,885	[1]
Other Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,789	[1]	2,439	[1]
Other Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	303	[1]	333	[1]
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,547	[1]	2,113	[1]
Other Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.